SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment loss recognised on financial assets
Total revenue	$ 387,096	$ 460,460	$ 455,839
Voyage expenses	74,614	91,104	96,964
Vessel operating costs	43,001	46,901	43,958
Gross profit	39,367	166,762	176,897
Interest income	2,798	2,228	201
Interest expense	(17,099)	(17,133)	(12,298)
Share of losses of joint ventures	0	(5)	(31)
Income tax (expense) benefit	(683)	(757)	118
(Loss) profit for the period	(9,622)	103,367	129,482
(Reversal of) impairment loss on right-of-use assets	0	985	(1,046)
Impairment loss on disposal group	0	0	2,551
Unallocated Total [member]
Impairment loss recognised on financial assets
Vessel revenue	0	0	0
Ship sale revenue	0	0	0
Other	0	0	0
Total revenue	0	0	0
Voyage expenses	0	0	0
Vessel operating costs	0	0	0
Charter hire costs	0	0	0
Depreciation of ships, drydocking and plant and equipment– owned assets	0	0	0
Depreciation of ships and ship equipment – right-of-use assets	0	0	0
Cost of ship sale	0	0	0
Other	0	0	0
Cost of sales	0	0	0
Gross profit	0	0	0
Operating (loss) profit	(7,036)	(14,621)	(3,379)
Interest income	6	101	20
Interest expense	0	0	0
Share of losses of joint ventures		0	0
Income tax (expense) benefit	(297)	0	0
(Loss) profit for the period	(7,327)	(14,520)	(3,359)
(Reversal of) impairment loss on right-of-use assets			0
(Reversal of ) impairment loss on owned ships	0	0	0
Impairment loss on disposal group		0
Impairment loss on goodwill and intangible assets			0
Impairment loss on owned ships			0
Capital expenditure	0	0	0
Total [member]
Impairment loss recognised on financial assets
Vessel revenue	226,046	429,958	455,258
Ship sale revenue	158,105	29,981	0
Other	2,945	521	581
Total revenue	387,096	460,460	455,839
Voyage expenses	(74,614)	(91,104)	(96,964)
Vessel operating costs	(43,001)	(46,901)	(43,958)
Charter hire costs	(26,952)	(58,926)	(75,381)
Depreciation of ships, drydocking and plant and equipment– owned assets	(24,824)	(30,498)	(25,866)
Depreciation of ships and ship equipment – right-of-use assets	(30,343)	(35,676)	(34,898)
Cost of ship sale	(147,440)	(29,897)	0
Other	(555)	(696)	(1,875)
Cost of sales	(347,728)	(293,698)	(278,942)
Gross profit	39,368	166,762	176,897
Operating (loss) profit	5,362	119,029	144,626
Interest income	2,798	2,228	201
Interest expense	(17,099)	(17,133)	(12,298)
Share of losses of joint ventures		0	0
Income tax (expense) benefit	(683)	(757)	118
(Loss) profit for the period	(9,622)	103,367	132,647
(Reversal of) impairment loss on right-of-use assets			(1,046)
(Reversal of ) impairment loss on owned ships	1,690	(1,707)	(3,557)
Impairment loss on disposal group		985
Impairment loss on goodwill and intangible assets			965
Impairment loss on owned ships			2,551
Capital expenditure	38,728	9,419	33,504
Adjustments [member]
Impairment loss recognised on financial assets
Vessel revenue	0	0	0
Ship sale revenue	0	0	0
Other	0	0	0
Total revenue	0	0	0
Voyage expenses	0	0	0
Vessel operating costs	0	0	0
Charter hire costs	0	0	0
Depreciation of ships, drydocking and plant and equipment– owned assets	0	0	0
Depreciation of ships and ship equipment – right-of-use assets	0	0	0
Cost of ship sale	0	0	0
Other	0	0	0
Cost of sales	0	0	0
Gross profit	0	0	0
Operating (loss) profit	0	5	31
Interest income	0	0	0
Interest expense	0	0	0
Share of losses of joint ventures		(5)	(31)
Income tax (expense) benefit	0	0	0
(Loss) profit for the period	0	0	0
(Reversal of) impairment loss on right-of-use assets			0
(Reversal of ) impairment loss on owned ships	0	0	0
Impairment loss on disposal group		0
Impairment loss on goodwill and intangible assets			0
Impairment loss on owned ships			0
Capital expenditure	0	0	0
Combined Total [Member]
Impairment loss recognised on financial assets
Vessel revenue	226,046	429,958	455,258
Ship sale revenue	158,105	29,981	0
Other	2,945	521	581
Total revenue	387,096	460,460	455,839
Voyage expenses	(74,614)	(91,104)	(96,964)
Vessel operating costs	(43,001)	(46,901)	(43,958)
Charter hire costs	(26,952)	(58,926)	(75,381)
Depreciation of ships, drydocking and plant and equipment– owned assets	(24,824)	(30,498)	(25,866)
Depreciation of ships and ship equipment – right-of-use assets	(30,343)	(35,676)	(34,898)
Cost of ship sale	(147,440)	(29,897)	0
Other	(555)	(696)	(1,875)
Cost of sales	(347,728)	(293,698)	(278,942)
Gross profit	39,368	166,762	176,897
Operating (loss) profit	5,362	119,034	144,657
Interest income	2,798	2,228	201
Interest expense	(17,099)	(17,133)	(12,298)
Share of losses of joint ventures		(5)	(31)
Income tax (expense) benefit	(683)	(757)	118
(Loss) profit for the period	(9,622)	103,367	132,647
(Reversal of) impairment loss on right-of-use assets			(1,046)
(Reversal of ) impairment loss on owned ships	1,690	(1,707)	(3,557)
Impairment loss on disposal group		985
Impairment loss on goodwill and intangible assets			965
Impairment loss on owned ships			2,551
Capital expenditure	38,728	9,419	33,504
Drybulk carrier business [Member]
Impairment loss recognised on financial assets
Vessel revenue	226,046	429,958	455,258
Ship sale revenue	158,105	29,981	0
Other	2,945	521	581
Total revenue	387,096	460,460	455,839
Voyage expenses	(74,614)	(91,104)	(96,964)
Vessel operating costs	(43,001)	(46,901)	(43,958)
Charter hire costs	(26,952)	(58,926)	(75,381)
Depreciation of ships, drydocking and plant and equipment– owned assets	(24,824)	(30,498)	(25,866)
Depreciation of ships and ship equipment – right-of-use assets	(30,343)	(35,676)	(34,898)
Cost of ship sale	(147,440)	(29,897)	0
Other	(555)	(696)	(1,875)
Cost of sales	(347,728)	(293,698)	(278,942)
Gross profit	39,368	166,762	176,897
Operating (loss) profit	12,398	133,650	148,005
Interest income	2,792	2,127	181
Interest expense	(17,099)	(17,133)	(12,298)
Share of losses of joint ventures		0	0
Income tax (expense) benefit	(386)	(757)	118
(Loss) profit for the period	(2,295)	117,887	136,006
(Reversal of) impairment loss on right-of-use assets			(1,046)
(Reversal of ) impairment loss on owned ships	1,690	(1,707)	(3,557)
Impairment loss on disposal group		985
Impairment loss on goodwill and intangible assets			965
Impairment loss on owned ships			2,551
Capital expenditure	38,728	9,419	33,504
Drybulk carrier business [Member] | Handysize [Member]
Impairment loss recognised on financial assets
Vessel revenue	87,918	159,524	157,707
Ship sale revenue	63,760	0	0
Other	90	410	503
Total revenue	151,768	159,934	158,210
Voyage expenses	(25,355)	(30,683)	(27,235)
Vessel operating costs	(28,788)	(31,625)	(31,043)
Charter hire costs	(13,334)	(12,126)	(11,755)
Depreciation of ships, drydocking and plant and equipment– owned assets	(14,076)	(17,946)	(13,724)
Depreciation of ships and ship equipment – right-of-use assets	(14)	(14)	(17)
Cost of ship sale	(60,582)	0	0
Other	(373)	(1,024)	(457)
Cost of sales	(142,522)	(93,418)	(84,231)
Gross profit	9,246	66,516	73,979
Operating (loss) profit	(2,035)	54,904	65,612
Interest income	1,373	881	7
Interest expense	(6,416)	(7,847)	(4,873)
Share of losses of joint ventures		0	0
Income tax (expense) benefit	(192)	(308)	3
(Loss) profit for the period	(7,270)	47,630	60,749
(Reversal of) impairment loss on right-of-use assets			0
(Reversal of ) impairment loss on owned ships	1,849	(1,707)	(3,557)
Impairment loss on disposal group		0
Impairment loss on goodwill and intangible assets			94
Impairment loss on owned ships			0
Capital expenditure	37,472	5,529	5,947
Drybulk carrier business [Member] | Supermax [Member]
Impairment loss recognised on financial assets
Vessel revenue	138,128	268,352	292,179
Ship sale revenue	94,345	0	0
Other	27	111	78
Total revenue	232,500	268,463	292,257
Voyage expenses	(49,259)	(60,420)	(69,600)
Vessel operating costs	(16,921)	(18,249)	(15,811)
Charter hire costs	(13,618)	(46,800)	(63,626)
Depreciation of ships, drydocking and plant and equipment– owned assets	(10,748)	(11,791)	(10,474)
Depreciation of ships and ship equipment – right-of-use assets	(30,329)	(35,662)	(34,881)
Cost of ship sale	(87,168)	0	0
Other	(182)	334	(1,419)
Cost of sales	(208,225)	(172,588)	(195,811)
Gross profit	24,275	95,875	96,446
Operating (loss) profit	14,550	76,546	78,777
Interest income	1,413	1,085	11
Interest expense	(10,682)	(8,075)	(6,376)
Share of losses of joint ventures		0	0
Income tax (expense) benefit	(203)	(426)	11
(Loss) profit for the period	5,078	69,130	72,423
(Reversal of) impairment loss on right-of-use assets			(1,046)
(Reversal of ) impairment loss on owned ships	(159)	0	0
Impairment loss on disposal group		985
Impairment loss on goodwill and intangible assets			871
Impairment loss on owned ships			0
Capital expenditure	837	3,812	26,423
Drybulk carrier business [Member] | Others [Member]
Impairment loss recognised on financial assets
Vessel revenue	0	2,082	5,372
Ship sale revenue	0	29,981	0
Other	2,828	0	0
Total revenue	2,828	32,063	5,372
Voyage expenses	0	(1)	(129)
Vessel operating costs	2,708	2,973	2,896
Charter hire costs	0	0	0
Depreciation of ships, drydocking and plant and equipment– owned assets	0	(761)	(1,668)
Depreciation of ships and ship equipment – right-of-use assets	0	0	0
Cost of ship sale	310	(29,897)	0
Other	0	(6)	1
Cost of sales	3,018	(27,692)	1,100
Gross profit	5,846	4,371	6,472
Operating (loss) profit	(117)	2,200	3,616
Interest income	6	161	163
Interest expense	(1)	(1,211)	(1,049)
Share of losses of joint ventures		0	0
Income tax (expense) benefit	9	(23)	104
(Loss) profit for the period	(103)	1,127	2,834
(Reversal of) impairment loss on right-of-use assets			0
(Reversal of ) impairment loss on owned ships	0	0	0
Impairment loss on disposal group		0
Impairment loss on goodwill and intangible assets			0
Impairment loss on owned ships			0
Capital expenditure	$ 419	$ 78	$ 1,134